Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	HEWITT SERIES TRUST
Prospectus Date	rr_ProspectusDate	Apr. 30, 2015
Hewitt Money Market Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Hewitt Money Market Fund (Nasdaq Ticker Symbol: HEWXX) Series of Hewitt Series Trust
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Hewitt Money Market Fund (the “Fund”), a series of Hewitt Series Trust (the “Trust”), seeks to provide a high level of income while preserving capital and liquidity.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2016
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the Total Annual Fund Operating Expenses (after Fee Waiver/Expense Reimbursement) in the first year and the Total Annual Fund Operating Expenses thereafter. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES AND POLICIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund pursues its investment objective by investing all of its investable assets in the Money Market Master Portfolio (the “Portfolio”), which is a series of the Master Investment Portfolio (“MIP”). The Portfolio has the same investment objective and substantially the same investment policies as the Fund.

		The Portfolio seeks to achieve its investment objective by investing in high-quality, short-term money market instruments that, at the time of investment, have remaining maturities of 397 calendar days or less from the date of acquisition. The Portfolio will maintain a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. Under normal circumstances, the Portfolio expects to invest at least 95% of its assets in any combination of such investments, which may include certificates of deposit; high-quality debt obligations, such as corporate debt and certain asset-backed securities; certain obligations of U.S. and foreign banks; certain repurchase agreements; and certain obligations of the U.S. Government, its agencies and instrumentalities (including government-sponsored enterprises). The Portfolio may concentrate its investments (i.e., invest 25% or more of its total assets) in obligations of domestic banks.
Risk [Heading]	rr_RiskHeading	MAIN RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	A variety of factors can affect the performance of the Fund. These include:
  Concentration Risk—The Portfolio may concentrate its investments in the U.S. banking industry, which would subject it to the risks generally associated with investments in the U.S. banking industry (i.e., interest rate risk, credit risk and the risk of negative regulatory or market developments affecting the industry).
  Interest Rate Risk—Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities. Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Portfolio.
  Credit Risk—Credit risk refers to the possibility that the issuer of a security will not be able to make payments of interest and principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Portfolio’s investment in that issuer.
  Income Risk—Income risk is the risk that the Portfolio’s yield will vary as short term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.
  Money Market Fund Regulatory Risk—In July 2014, the SEC adopted regulatory changes that will affect the structure and operation of money market funds. The compliance periods for these amendments range between July 2015 and October 2016. When the amendments are implemented, they will impose new liquidity requirements on certain money market funds, will permit (and in some cases require) money market funds to impose “liquidity fees” on redemptions, and will permit money market funds to impose “gates” restricting redemptions from the funds. In addition, “institutional money market funds” will be required to have a “floating” net asset value (i.e., their net asset value will not be pegged at $1.00). There are a number of other changes under the revised regulations that relate to diversification, disclosure, reporting and stress testing requirements. These changes and other proposed amendments to the regulations governing money market funds could significantly affect the money market fund industry generally, and the operations or performance of the Fund specifically, and may have significant adverse effects on a money market fund’s investment return and on the liquidity of investments in money market funds. It is also possible that these changes to the rules governing money market funds will significantly impact the performance of the Portfolio and the Fund. As a result, BFA and Hewitt currently are assessing the impact of these regulations and proposed changes and, in response, may propose changes to the structure or operations of the Portfolio or Fund, respectively, that may affect your investment in the Shares.
  Market Risk and Selection Risk—Market risk is the risk that one or more markets in which the Portfolio invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.
  Amortized Cost Risk—In the event that the Board of Trustees of MIP, including a majority of independent Trustees (as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), determines that the extent of a deviation between the Portfolio’s amortized cost per share and its market-based net asset value per share could result in material dilution or other unfair results to shareholders, the Board of Trustees of MIP will cause the Portfolio to take such action as it deems appropriate to eliminate, or reduce to the extent practicable, such dilution or unfair results, including, but not limited to, suspending redemption of Portfolio shares or liquidating the Portfolio. See “Net Asset Value.”
  Extension Risk—When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.
  Prepayment Risk—When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Portfolio may have to invest the proceeds in securities with lower yields.
  Foreign Exposure Risk—Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.
  Mortgage- and Asset-Backed Securities Risks—Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset-backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.
  Repurchase Agreements Risk—If the other party to a repurchase agreement defaults on its obligation under the agreement, the Portfolio may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Portfolio may lose money.
  U.S. Government Obligations Risk—Certain securities in which the Portfolio may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.
  Variable and Floating Rate Instrument Risk—The absence of an active market for these securities could make it difficult for the Portfolio to dispose of them if the issuer defaults.
  When-Issued and Delayed Settlement Transactions Risk—When-issued and delayed settlement securities involve the risk that the security the Portfolio buys will lose value prior to its delivery. There is also the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Portfolio loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.
		An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund.
Risk Lose Money [Text]	rr_RiskLoseMoney	Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide some indication of the risks of investing in the Fund. The chart shows how the Fund’s performance has varied from year to year, which is one indication of the risks of investing in the Fund. The table shows the average annual total returns for the Fund for the 1-year, 5-year and 10-year periods and shows how the Fund’s returns have compared with a broad measure of market performance. Please remember that the Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. If BFA and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The chart shows how the Fund’s performance has varied from year to year, which is one indication of the risks of investing in the Fund. The table shows the average annual total returns for the Fund for the 1-year, 5-year and 10-year periods and shows how the Fund’s returns have compared with a broad measure of market performance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Please remember that the Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	YEAR-BY-YEAR TOTAL RETURN AS OF 12/31 EACH YEAR (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown in the bar chart above:

Best Quarter Return	Worst Quarter Return

1.14% (Q3 2007)	0.00% (Q3 2014)

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/14
Money Market Seven Day Yield, Caption [Text]	rr_MoneyMarketSevenDayYieldCaption	To obtain current 7-day yield information for the shares of the Fund, call 1-800-890-3200.
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	1-800-890-3200
Hewitt Money Market Fund | Administrative Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.88%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.98%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[1]
Total Annual Fund Operating Expenses (after Fee Waiver/Expense Reimbursement)	rr_NetExpensesOverAssets	0.95%
1 Year	rr_ExpenseExampleYear01	97
3 Years	rr_ExpenseExampleYear03	309
5 Years	rr_ExpenseExampleYear05	539
10 Years	rr_ExpenseExampleYear10	1,199
2005	rr_AnnualReturn2005	2.37%
2006	rr_AnnualReturn2006	4.22%
2007	rr_AnnualReturn2007	4.48%
2008	rr_AnnualReturn2008	2.00%
2009	rr_AnnualReturn2009	0.07%
2010	rr_AnnualReturn2010	0.02%
2011	rr_AnnualReturn2011	0.03%
2012	rr_AnnualReturn2012	0.03%
2013	rr_AnnualReturn2013	0.03%
2014	rr_AnnualReturn2014	0.02%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.14%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2014
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
1 Year	rr_AverageAnnualReturnYear01	0.02%
5 Years	rr_AverageAnnualReturnYear05	0.03%
10 Years	rr_AverageAnnualReturnYear10	1.31%
Hewitt Money Market Fund | I-Money Net Money Market Index (reflects no deductions for fees or expenses)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.01%
5 Years	rr_AverageAnnualReturnYear05	0.02%
10 Years	rr_AverageAnnualReturnYear10	1.38%

[1]	The Management Fee disclosed is the investment advisory fee payable to BlackRock Fund Advisors ("BFA"), the investment adviser to the master investment portfolio (as defined below) into which the Fund currently invests. BFA has contractually agreed to waive 0.03% of its advisory fees for the master investment portfolio. This arrangement is in effect through the close of business on April 30, 2016 and neither BFA nor the master investment portfolio can discontinue the agreement prior to May 1, 2016 without the consent of the board of trustees of the master investment portfolio. Hewitt Associates LLC ("Hewitt"), the Fund's administrator, has agreed to waive or absorb ordinary operating expenses of the Fund (excluding interest, brokerage commissions and extraordinary expenses of the Fund) in an amount equal to the greater of (a) the amount by which the ordinary operating expenses exceed the aggregate per annum rate of 0.95% of the Fund's average daily net assets attributable to the Fund or (b) an amount sufficient to ensure that the seven day yield of the Fund does not fall below 0%. This arrangement will remain in effect unless and until the Board of Trustees of the Trust (the "Board of Trustees") approves its termination.